Commitments and Contingencies - Other lease related balances (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Lease cost
Operating lease cost	$ 561	$ 479
Short-term lease cost		24
Variable lease cost	30	30
Total lease cost	591	533
Operating cash flows from operating leases	$ 805	$ 701
Weighted-average remaining lease term-operating leases (years)	3 years 6 months	4 years 6 months
Weighted-average discount rate-operating leases	7.60%	7.60%